Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consisted of the following for the years ended December 31:

(Dollars in thousands)	2018	2017	2016

Current	$2,170	$3,296	$2,973

Deferred	93	(167)	(4)

Change in corporate tax rate	–	101	–

Total income tax provision	$2,263	$3,230	$2,969

Income Tax Provision Attributable to Income from Operations

The income tax provision attributable to income from operations differed from the amounts computed by applying the statutory federal income tax rate of 21% in 2018 and 34% for years 2017 and 2016 to income before income taxes as follows:

(Dollars in thousands)	2018	2017	2016

Expected provision using statutory federal income tax rate	$2,452	$3,513	$3,300

Effect of bond and loan tax-exempt income	(128)	(251)	(241)

Interest expense associated with carrying certain tax exempt bonds and loans	5	6	5

Bank owned life insurance income	(71)	(121)	(94)

Other	5	83	(1)

Total income tax provision	$2,263	$3,230	$2,969

Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 were as follows:
(Dollars in thousands)	2018	2017

Allowance for loan losses	$1,338	$1,275

Unrealized loss on securities available-for-sale	367	176

Other	30	50

Deferred tax assets	1,735	1,501

Premises and equipment	(311)	(363)

Federal Home Loan Bank stock dividends	(376)	(376)

Deferred loan fees	(240)	(232)

Prepaid expenses	(76)	(89)

Other	(286)	(279)

Deferred tax liabilities	(1,289)	(1,339)

Net deferred tax asset	$446	$162